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                                                                            LOGO

     SUPPLEMENT DATED OCT. 18, 2010 TO EACH PROSPECTUS LISTED BELOW, EACH AS
                                  SUPPLEMENTED

FUND                                                                PROSPECTUS(ES) DATED
Columbia 120/20 Contrarian Equity Fund                            06/29/2010     09/27/2010
Columbia Absolute Return Currency and Income Fund                 12/30/2009     09/27/2010
Columbia AMT-Free Tax-Exempt Bond Fund                            01/29/2010     09/27/2010
Columbia Asia Pacific ex-Japan Fund                               12/30/2009     09/27/2010
Columbia Diversified Bond Fund                                    10/30/2009     09/27/2010
Columbia Diversified Equity Income Fund                           11/27/2009     09/27/2010
Columbia Dividend Opportunity Fund                                08/27/2010     09/27/2010
Columbia Emerging Markets Bond Fund                               12/30/2009     09/27/2010
Columbia Emerging Markets Opportunity Fund                        12/30/2009     09/27/2010
Columbia Equity Value Fund                                        05/28/2010     09/27/2010
Columbia European Equity Fund                                     12/30/2009     09/27/2010
Columbia Floating Rate Fund                                       09/27/2010
Columbia Frontier Fund                                            12/30/2009     09/27/2010
Columbia Global Bond Fund                                         12/30/2009     09/27/2010
Columbia Global Equity Fund                                       12/30/2009     09/27/2010
Columbia Global Extended Alpha Fund                               12/30/2009     09/27/2010
Columbia Government Money Market Fund                             03/01/2010     09/27/2010
Columbia High Yield Bond Fund                                     07/30/2010     09/27/2010
Columbia Income Builder Fund                                      04/01/2010     09/27/2010
Columbia Income Builder Fund II                                   04/01/2010
Columbia Income Builder Fund III                                  04/01/2010
Columbia Income Opportunities Fund                                09/27/2010
Columbia Inflation Protected Securities Fund                      09/27/2010
Columbia Large Core Quantitative Fund                             09/27/2010
Columbia Large Growth Quantitative Fund                           11/27/2009     09/27/2010
Columbia Large Value Quantitative Fund                            11/27/2009     09/27/2010
Columbia Limited Duration Credit Fund                             09/27/2010
Columbia Marsico Flexible Capital Fund                            09/22/2010
Columbia Mid Cap Growth Opportunity Fund                          01/22/2010     09/27/2010
Columbia Mid Cap Value Opportunity Fund                           11/27/2009     09/27/2010
Columbia Minnesota Tax-Exempt Fund                                10/30/2009     09/27/2010
Columbia Money Market Fund                                        09/27/2010
Columbia Multi-Advisor International Value Fund                   12/30/2009     09/27/2010
Columbia Multi-Advisor Small Cap Value Fund                       07/30/2010     09/27/2010
Columbia Portfolio Builder Aggressive Fund                        04/01/2010     09/27/2010
Columbia Portfolio Builder Conservative Fund                      04/01/2010     09/27/2010
Columbia Portfolio Builder Moderate Aggressive Fund               04/01/2010     09/27/2010
Columbia Portfolio Builder Moderate Conservative Fund             04/01/2010     09/27/2010
Columbia Portfolio Builder Moderate Fund                          04/01/2010     09/27/2010
Columbia Portfolio Builder Total Equity Fund                      04/01/2010
Columbia Recovery and Infrastructure Fund                         06/29/2010     09/27/2010
Columbia Retirement Plus 2010 Fund                                06/29/2010     09/27/2010
Columbia Retirement Plus 2015 Fund                                06/29/2010     09/27/2010
Columbia Retirement Plus 2020 Fund                                06/29/2010     09/27/2010
Columbia Retirement Plus 2025 Fund                                06/29/2010     09/27/2010
Columbia Retirement Plus 2030 Fund                                06/29/2010     09/27/2010
Columbia Retirement Plus 2035 Fund                                06/29/2010     09/27/2010
Columbia Retirement Plus 2040 Fund                                06/29/2010     09/27/2010

FUND                                                                PROSPECTUS(ES) DATED
Columbia Retirement Plus 2045 Fund                                06/29/2010     09/27/2010
Columbia Select Large-Cap Value Fund                              03/01/2010     09/27/2010
Columbia Select Smaller-Cap Value Fund                            03/01/2010     09/27/2010
Columbia Seligman Communications and Information Fund             03/01/2010     09/27/2010
Columbia Seligman Global Technology Fund                          12/30/2009     09/27/2010
Columbia Strategic Allocation Fund                                11/27/2009     09/27/2010
Columbia U.S. Government Mortgage Fund                            07/30/2010     09/27/2010
RiverSource Balanced Fund                                         11/27/2009
RiverSource California Tax-Exempt Fund                            10/30/2009
RiverSource Disciplined International Equity Fund                 12/30/2009
RiverSource Disciplined Small and Mid Cap Equity Fund             09/27/2010
RiverSource Disciplined Small Cap Value Fund                      09/27/2010
RiverSource Intermediate Tax-Exempt Fund                          01/29/2010
RiverSource LaSalle Global Real Estate Fund                       03/01/2010
RiverSource LaSalle Monthly Dividend Real Estate Fund             03/01/2010
RiverSource New York Tax-Exempt Fund                              10/30/2009
RiverSource Partners Fundamental Value Fund                       07/30/2010
RiverSource Partners International Select Growth Fund             12/30/2009
RiverSource Partners International Small Cap Fund                 12/30/2009
RiverSource Precious Metals and Mining Fund                       05/28/2010
RiverSource Real Estate Fund                                      08/27/2010
RiverSource S&P 500 Index Fund                                    04/01/2010
RiverSource Short Duration U.S. Government Fund                   07/30/2010
RiverSource Small Company Index Fund                              04/01/2010
RiverSource Strategic Income Allocation Fund                      11/27/2009
RiverSource Tax-Exempt High Income Fund                           01/29/2010
Seligman California Municipal High-Yield Fund                     11/27/2009
Seligman California Municipal Quality Fund                        11/27/2009
Seligman Capital Fund                                             03/01/2010
Seligman Growth Fund                                              03/01/2010
Seligman Minnesota Municipal Fund                                 11/27/2009
Seligman National Municipal Fund                                  11/27/2009
Seligman New York Municipal Fund                                  11/27/2009
Seligman TargETFund 2015 Fund                                     11/27/2009
Seligman TargETFund 2025 Fund                                     11/27/2009
Seligman TargETFund 2035 Fund                                     11/27/2009
Seligman TargETFund 2045 Fund                                     11/27/2009
Seligman TargETFund Core Fund                                     11/27/2009
Threadneedle Global Equity Income Fund                            12/30/2009
Threadneedle International Opportunity Fund                       12/30/2009


The following information replaces the information under "Repurchases."

REPURCHASES

Investors can also buy Class A shares without paying a sales charge if the purchase is made from the proceeds of a redemption of any Class A, B, C or T shares of the Fund (other than Columbia Money Market Fund or Columbia Government Money Market Fund) within 90 days, up to the amount of the redemption proceeds. Any CDSC paid upon redemption of your Class A, B, C or T shares of the Fund will not be reimbursed. If your original purchase was in Class T shares, you will be allowed to reinvest in the same Class T shares account and Fund you originally purchased.

To be eligible for these reinstatement privileges, the purchase must be made into an account for the same owner, but does not need to be into the same Fund from which the shares were sold. The Transfer Agent, Distributor or their agents must receive a written reinstatement request from you or your selling and/or servicing agent within 90 days after the shares are redeemed and the purchase of Class A shares through this reinstatement privilege will be made at the NAV of such shares next calculated after the request is received in good order. The repurchased shares will be deemed to have the original purchase date for purposes of applying the CDSC (if any) to subsequent redemptions. Systematic withdrawals and purchases are excluded from this policy.